UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 317-917-7000

Date of fiscal year end: 6/30

Date of reporting period: 3/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IMS Capital Value Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.94%

Consumer Discretionary — 20.30%
Amazon.com, Inc. *	2,100	$706,692
Dollar Tree, Inc. *	13,500	704,430
Domino’s Pizza, Inc.	11,400	877,458
EZCORP, Inc. – Class A *	104,800	1,130,792
Home Depot, Inc./The	7,800	617,214
Noodles & Co. *	19,400	765,718
PetSmart, Inc.	12,200	840,458
Service Corporation International	46,000	914,480
Starbucks Corp.	10,500	770,490
Yum! Brands, Inc.	10,000	753,900

		8,081,632

Consumer Staples — 1.94%
Dr. Pepper Snapple Group, Inc.	14,200	773,332

Energy — 14.76%
Apache Corp.	11,600	962,220
Baker Hughes, Inc.	14,900	968,798
Devon Energy Corp.	11,100	742,923
Diamond Offshore Drilling, Inc.	20,400	994,704
LinnCo. LLC	21,800	589,690
Peabody Energy Corp.	43,600	712,424
Valero Energy Corp.	17,000	902,700

		5,873,459

Financials — 12.51%
Bank of America Corp.	44,300	761,960
Federated Investors, Inc. – Class B	36,500	1,114,710
Lincoln National Corp.	10,000	506,700
Regions Financial Corp.	63,000	699,930
Umpqua Holdings Corp.	44,400	827,616
Zions Bancorp.	34,500	1,068,810

		4,979,726

Health Care — 16.79%
Edwards LifeSciences Corp. *	10,000	741,700
IDEXX Laboratories, Inc. *	7,200	874,080
InVivo Therapeutics Holdings Corp. *	173,029	304,531
Opko Health, Inc. *	100,700	938,524
Patterson Companies, Inc.	19,600	818,496
Sarepta Therapeutics, Inc. *	31,500	756,945
Tenet Healthcare Corp. *	16,000	684,960
Zimmer Holdings, Inc.	9,000	851,220
Zoetis, Inc.	24,700	714,818

		6,685,274

Industrials — 7.97%
Boeing Co./The	6,200	778,038
Caterpillar, Inc.	8,800	874,456
Republic Services, Inc.	19,800	676,368
Stanley Black & Decker, Inc.	10,400	844,896

		3,173,758

Information Technology — 15.78%
Cirrus Logic, Inc. *	33,100	657,697
Jabil Circuit, Inc.	48,500	873,000
Lam Research Corp. *	15,200	836,000
Paychex, Inc.	19,400	826,440

See accompanying notes which are an integral part of this schedule of investments.

Symantec Corp.	26,600	531,202
Take-Two Interactive Software, Inc. *	45,500	997,815
TIBCO Software, Inc. *	41,400	841,248
Yahoo!, Inc. *	20,000	718,000

		6,281,402

Materials — 5.79%
Axiall Corp.	16,300	732,196
Barrick Gold Corp.	42,000	748,860
W.R. Grace & Co. *	8,300	823,111

		2,304,167

Telecommunication Services — 3.10%
Sprint Corp. *	65,000	597,350
Verizon Communications, Inc.	13,400	637,438

		1,234,788

Total Common Stocks (Cost $36,240,855)		39,387,538

Money Market Securities — 0.00%

Federated Prime Obligations Fund – Institutional Shares, 0.02% (a)	681	681

Total Money Market Securities (Cost $681)		681

Total Investments – 98.94% (Cost $36,241,536)		39,388,219

Other Assets in Excess of Liabilities – 1.06%		422,326

TOTAL NET ASSETS – 100.00%		$39,810,545

(a)	Rate disclosed is the seven day yield as of March 31, 2014.
*	Non-income producing security.

Tax related At March 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$4,559,130
Gross unrealized depreciation	(1,412,447)

Net unrealized appreciation (depreciation)	$3,146,683

Aggregate cost of securities for income tax purposes	$36,241,536

See accompanying notes which are an integral part of this schedule of investments.

IMS Strategic Income Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 30.95%

Consumer Discretionary — 1.62%
Superior Industries International, Inc.	30,100	$616,749

Consumer Staples — 5.95%
B&G Foods, Inc.	19,100	575,101
General Mills, Inc.	10,600	549,292
Kraft Foods Group, Inc.	10,700	600,270
Sysco Corp.	15,000	541,950

		2,266,613

Energy — 8.48%
Cross Timbers Royalty Trust	22,400	702,016
Lightstream Resources Ltd.	159,500	808,952
LinnCo. LLC	41,200	1,114,460
Pengrowth Energy Corp.	100,000	608,000

		3,233,428

Financials — 1.46%
Erie Indemnity Co.	8,000	558,080

Health Care — 2.94%
AbbVie, Inc.	10,600	544,840
Bristol-Myers Squibb Co.	11,100	576,645

		1,121,485

Industrials — 3.30%
Diana Containerships, Inc.	131,960	504,087
Student Transportation, Inc.	121,900	754,561

		1,258,648

Telecommunication Services — 3.01%
AT&T, Inc.	15,700	550,599
Verizon Communications, Inc.	12,500	594,625

		1,145,224

Utilities — 4.19%
Atlantic Power Corp.	145,500	421,950
Just Energy Group, Inc.	75,000	602,250
Portland General Electric Co.	17,700	572,418

		1,596,618

Total Common Stocks (Cost $12,403,035)		11,796,845

Corporate Bonds — 42.16%	Principal Amount
Bank of America Corp., 9.000%, 4/16/2027 (a) (b)	$650,000	643,500
Barclays Bank PLC, 8.000%, 4/28/2023 (a)	800,000	755,040
Bridgemill Finance, LLC, 8.000%, 7/15/2017 (b) (c)	974,267	969,396
Caesars Entertainment Operating Co., Inc., 9.000%, 2/15/2020	800,000	722,000
Chukchansi Economic Development Authority, 9.750%, 5/30/2020 (c)	2,227,651	1,581,632
Citigroup, Inc., 11.250%, 8/12/2014	500,000	490,200
Citigroup, Inc., 12.500%, 8/12/2014	500,000	507,000
Citigroup, Inc., 8.000%, 1/30/2023 (a)	448,000	441,101
Community Choice Financial, Inc., 10.750%, 5/1/2019	1,000,000	850,000
First Data Corp., 12.625%, 1/15/2021	600,000	717,000
Forest Oil Corp., 7.250%, 6/15/2019	700,000	616,875
Gentiva Health Services, Inc., 11.500%, 9/1/2018	1,000,000	1,061,250
JC Penney Corp., Inc., 6.875%, 10/15/2015	800,000	773,000
JC Penney Corp., Inc., 7.950%, 4/1/2017	600,000	553,500

See accompanying notes which are an integral part of this schedule of investments.

Molycorp, Inc., 10.000%, 6/1/2020	750,000	746,250
Morgan Stanley, 12.000%, 8/30/2028 (a)	350,000	330,750
Morgan Stanley, 12.000%, 3/25/2031 (a)	600,000	636,000
Morgan Stanley, 9.000%, 6/30/2031 (a)	900,000	945,000
NII Capital Corp., 7.625%, 4/1/2021	1,100,000	313,500
O&G Leasing, LLC, 10.500%, 9/15/2013 (b) (c) (d) (e)	1,530,000	1,086,300
Plaza of Orlando Condominium Finance Co. LLC/The, 5.500%, 5/15/2031 (b) (c) (e)	361,000	241,870
SG Structured Products, Inc., 10.750%, 11/27/2028 (a)	600,000	588,000
Thornton Drilling Co., 5.000%, 6/15/2018 (b) (e)	600,536	504,450

Total Corporate Bonds (Cost $17,370,594)		16,073,614

Reverse Convertible Bonds — 13.55%
Barclays Bank PLC, 20.000%, 4/23/2014	600,000	606,060
BNP Paribas SA, 16.800%, 8/12/2014	600,000	626,712
BNP Paribas SA, 14.400%, 8/14/2014	600,000	636,660
JPMorgan Chase & Co., 17.250%, 4/23/2014	600,000	605,040
JPMorgan Chase & Co., 8.150%, 4/28/2014	800,000	800,480
JPMorgan Chase & Co., 13.45%, 8/12/2014	500,000	507,600
Royal Bank of Canada, 12.750%, 4/23/2014	600,000	603,180
Royal Bank of Canada, 12.600%, 7/28/2014	800,000	778,560

Total Reverse Convertible Bonds (Cost $5,100,000)		5,164,292

Foreign Bonds Denominated in U.S. Dollars — 10.31%
Bank of Nova Scotia, 9.000%, 7/29/2033 (a)	1,600,000	1,536,000
Cash Store Financial Services, Inc./The, 11.500%, 1/31/2017 (c)	1,289,000	235,763
Newland International Properties Corp., 9.500%, 7/3/2017 (c)	1,108,825	515,604
Oceanografia SA de CV, 11.250%, 7/15/2015 (c) (d)	1,150,000	184,000
Panama Canal Railway Co., 7.000%, 11/1/2026 (c) (f)	603,400	597,366
Petroleos de Venezuela SA, 4.900%, 10/28/2014	900,000	861,750

Total Foreign Bonds Denominated in U.S. Dollars (Cost $6,111,215)		3,930,483

Purchased Options — 0.04%	Contracts
10 Yr. U.S. Treasury Note/May 2014/Strike Price $121.50	50	14,000

Total Purchased Options (Cost $70,711)		14,000

Money Market Securities — 4.27%	Shares
Federated Prime Obligations Fund – Institutional Shares, 0.02% (g)	1,629,003	1,629,003

Total Money Market Securities (Cost $1,629,003)		1,629,003

Total Investments — 101.28% (Cost $42,684,558)		38,608,237

Liabilities in Excess of Other Assets — (1.28)%		(488,294)

TOTAL NET ASSETS — 100.00%		$38,119,943

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2014.
(b)	Security is currently fair valued by the Advisor, according to fair value procedures approved by the Trust.

See accompanying notes which are an integral part of this schedule of investments.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	In default.
(e)	Security is illiquid at March 31, 2014, at which time the aggregate value of illiquid securities is $1,832,620 or 4.81% of net assets.
(f)	Asset Backed Security.
(g)	Rate disclosed is the seven day yield as of March 31, 2014.

Tax related At March 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$672,500
Gross unrealized depreciation	(4,709,141)

Net unrealized appreciation (depreciation)	$(4,036,641)

Aggregate cost of securities for income tax purposes	$42,644,878

See accompanying notes which are an integral part of this schedule of investments.

IMS Dividend Growth Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.45%

Consumer Discretionary — 12.43%
Genuine Parts Co.	2,500	$217,125
Lowe’s Companies, Inc.	4,200	205,380
McDonalds Corp.	1,900	186,257
NIKE, Inc. – Class B	1,500	110,790
Staples, Inc.	12,500	141,750
Tim Hortons, Inc.	3,700	204,647

		1,065,949

Consumer Staples — 17.36%
Altria Group, Inc.	4,500	168,435
Clorox Co./The	2,300	202,423
McCormick & Co., Inc.	2,600	186,524
PepsiCo, Inc.	2,500	208,750
Philip Morris International, Inc.	2,350	192,394
Procter & Gamble Co.	2,200	177,320
Walgreen Co.	2,800	184,884
Wal-Mart Stores, Inc.	2,200	168,146

		1,488,876

Energy — 6.64%
Chevron Corp.	1,400	166,474
Helmerich & Payne, Inc.	1,800	193,608
Suncor Energy, Inc.	6,000	209,760

		569,842

Financials — 14.92%
Aflac, Inc.	3,200	201,728
Chubb Corp./The	1,900	169,670
Cincinnati Financial Corp.	3,300	160,578
Commerce Bancshares, Inc.	4,000	185,680
Franklin Resources, Inc.	3,300	178,794
Prudential Financial, Inc.	2,000	169,300
T. Rowe Price Group, Inc.	2,600	214,110

		1,279,860

Health Care — 14.04%
AbbVie, Inc.	3,400	174,760
Amgen, Inc.	1,400	172,676
C.R. Bard, Inc.	1,500	221,970
Johnson & Johnson	2,000	196,460
Medtronic, Inc.	3,600	221,544
Teva Pharmaceutical Industries Ltd. ADR	4,100	216,644

		1,204,054

Industrials — 4.36%
United Technologies Corp.	1,800	210,312
Waste Management, Inc.	3,900	164,073

		374,385

Information Technology — 17.13%
Apple, Inc.	435	233,482
Automatic Data Processing, Inc.	3,000	231,780
Cypress Semiconductor Corp.	12,000	123,240
Linear Technology Corp.	4,300	209,367
Maxim Integrated Products, Inc.	7,000	231,840
QUALCOMM, Inc.	2,700	212,922
Texas Instruments, Inc.	4,800	226,320

		1,468,951

See accompanying notes which are an integral part of this schedule of investments.

Materials — 6.59%
Albemarle Corp.	3,100	205,902
Nucor Corp.	3,600	181,944
Sherwin-Williams Co./The	900	177,417

		565,263

Telecommunication Services — 4.42%
AT&T, Inc.	6,200	217,434
Rogers Communications, Inc. – Class B	3,900	161,616

		379,050

Utilities — 1.56%
Consolidated Edison, Inc.	2,500	134,125

Total Common Stocks (Cost $8,107,708)		8,530,355

Money Market Securities — 0.01%

Federated Prime Obligations Fund – Institutional Shares, 0.02% (a)	626	626

Total Money Market Securities (Cost $626)		626

Total Investments – 99.46% (Cost $8,108,334)		8,530,981

Other Assets in Excess of Liabilities – 0.54%		46,056

TOTAL NET ASSETS – 100.00%		$8,577,037

(a)	Rate disclosed is the seven day yield as of March 31, 2014.

ADR — American Depositary Receipt

Tax related At March 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$513,257
Gross unrealized depreciation	(98,734)

Net unrealized appreciation (depreciation)	$414,523

Aggregate cost of securities for income tax purposes	$8,116,458

See accompanying notes which are an integral part of this schedule of investments.

IMS Family of Funds

Related Notes to the Schedule of Investments

March 31, 2014

(Unaudited)

Security Transactions and Related Income - Each Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITS) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. For bonds that miss a scheduled interest payment, after the grace period, all interest accrued on the bond is written off and no additional interest will be accrued. However, for illiquid bonds or those bonds fair valued by the Advisor, if the Advisor’s research indicates a high recovery rate in restructuring, and the Fund expects to hold the bond until the issue is restructured, past due interest may not be written off in its entirety. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Purchasing Options - Each Fund may purchase and sell put and call options involving individual securities and market indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. Options are traded on organized exchanges and in the over-the-counter market.

The purchase of options involves certain risks. The purchase of options typically will limit a Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly.

Writing Options - Each Fund may write (sell) covered call options on common stocks in the Fund’s portfolio. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. A Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. The Funds will only engage in exchange-traded options transactions.

The investment objective of the Income Fund and Dividend Growth Fund as it relates to derivative investments is to use such investments in an effort to manage risk and/or generate returns.

Each Fund may write (sell) put options, including “out of the money” put options. When a Fund writes (sells) put options, the Fund receives the option premium, but will lose money if a decrease in the value of the security or index causes the Fund’s costs to cover its obligations upon exercise to increase to a level that is higher than the option premium the Fund received. Each Fund will sell a put option only if the obligation taken on by the sale of the put is “covered,” either 1) by maintaining a cash reserve or an investment in a money market fund equal to the amount necessary to purchase the underlying security if exercised, 2) by owning another put option with the same or a later expiration date and the same or a higher strike price, or 3) by owning another put option with the same or a later expiration date and a lower strike price in addition to cash equal to the difference between the strike price of the sold put and the strike price of the purchased put.

IMS Family of Funds

Related Notes to the Schedule of Investments - continued

March 31, 2014

(Unaudited)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. U.S. Generally Accepted Accounting Principles (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, municipal bonds, reverse convertible bonds, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income

IMS Family of Funds

Related Notes to the Schedule of Investments - continued

March 31, 2014

(Unaudited)

securities are categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded which are typically categorized as Level 1 in the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The Pricing Committee of the Board is charged with monitoring the fair valuation policies of the Trust. Huntington Asset Services, Inc. (the Trust’s service provider) has established the Valuation Review Committee (“VRC”) to assist in monitoring all securities that are manually priced (Level 3 securities). After deciding that a security should be priced using unobservable inputs, the Advisor is required to complete a worksheet that indicates a) the reason for pricing the security using unobservable inputs and b) the fair valuation methods and justification for using them. The VRC will analyze the Advisor’s reasons for using unobservable inputs and also analyze the methods used for reasonableness. The VRC generally meets on a weekly basis to review any new manually priced securities as well as to confirm that existing fair valuation methods continue to be valid and reasonable. On a quarterly basis, the Pricing Committee of the Board reviews reports of securities that were manually priced during the quarter and the Advisor’s fair valuation worksheets. Based on its review, the Pricing Committee determines whether to ratify fair value pricing methodologies.

IMS Family of Funds

Related Notes to the Schedule of Investments - continued

March 31, 2014

(Unaudited)

The following is a summary of the inputs used to value the IMS Capital Value Fund’s (the “Value Fund”) investments as of March 31, 2014:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$39,387,538	$—	$—	$39,387,538
Money Market	681	—	—	681

Total	$39,388,219	$—	$—	$39,388,219

*	Refer to the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended March 31, 2014, there were no transfers between levels. The Value Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the IMS Strategic Income Fund’s (the “Income Fund”) investments as of March 31, 2014:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$11,796,845	$—	$—	$11,796,845
Corporate Bonds	—	12,628,098	3,445,516	16,073,614
Reverse Convertible Bonds	—	5,164,292	—	5,164,292
Foreign Bonds	—	3,930,483	—	3,930,483
Purchased Options	14,000	—	—	14,000
Money Market Securities	1,629,003	—	—	1,629,003

Total	$13,439,848	$21,722,873	$3,445,516	$38,608,237

*	Refer to the Schedule of Investments for industry classifications.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2013	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2014
Corporate Bonds	3,413,907	(4,003)	(5,454)	35,870	150,000	(144,804)	—	—	3,445,516
Total	$3,413,907	$(4,003)	$(5,454)	$35,870	$150,000	$(144,804)	$—	$—	$3,445,516

IMS Family of Funds

Related Notes to the Schedule of Investments - continued

March 31, 2014

(Unaudited)

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of March 31, 2014 for the Income Fund:

Quantitative information about Level 3 fair value measurements

	Fair value at 3/31/2014	Valuation technique(s)	Unobservable input	Range
Corporate bonds	$2,359,216	Market based	Dealer quote or historical prices	—
	$1,086,300	Discounted cash flow	Discount rate	14.4	%(1)
			Anticipated number of payments	32	(1)
			Anticipated frequency of payment	Quarterly	(2)

(1)	A significant increase in the input in isolation would result in a significantly lower fair valuation measurement.
(2)	A significant increase in this input in isolation would result in a significantly higher fair valuation measurement.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2014 was $35,870 as shown below.

Total Change in Unrealized Appreciation (Depreciation)
Corporate Bonds	35,870

Total	$35,870

The Fund had no transfers between any levels at any time during the reporting period. The Income Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the IMS Dividend Growth Fund’s (the “Dividend Growth Fund”) investments as of March 31, 2014:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$8,530,355	$—	$—	$8,530,355
Money Market Securities	626	—	—	626

Total	$8,530,981	$—	$—	$8,530,981

*	Refer to the Schedule of Investments for industry classifications.

The Dividend Growth Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended March 31, 2014, there were no transfers between levels. The Dividend Growth Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

IMS Family of Funds

Related Notes to the Schedule of Investments - continued

March 31, 2014

(Unaudited)

Restricted Securities - Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing service or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor or pursuant to the Fund’s fair value policy. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At March 31, 2014, the aggregate value of such securities amounted to $5,411,931 and value amounts to 14.20% of the net assets of the Income Fund.

	Acquisition Date		Shares or Principal Amount	Amortized Cost	Fair Value
Bridgemill Finance, LLC, 8.000%, 7/15/2017	7/12/2007	(a)	$974,267	$974,267	$969,396
Cash Store Financial Services, Inc./The, 11.500%, 1/31/2017	5/21/2012	(b)	$1,289,000	1,169,210	235,763
Chukchanski Economic Development Authority, 9.750%, 5/30/2020	4/25/2011	(c)	$2,227,651	1,752,774	1,581,632
Newland International Properties Corp., 9.500%, 7/3/2017	6/3/2011	(d)	$1,108,825	930,432	515,604
O&G Leasing, LLC, 10.500%, 9/15/2013	4/4/2007	(e)	$1,530,000	1,512,436	1,086,300
Oceanografia SA de CV, 11.250%, 7/15/2015	12/6/2012	(f)	$1,150,000	1,018,414	184,000
Panama Canal Railway Co., 7.000%, 11/1/2026	2/27/2013		$603,400	583,317	597,366
Plaza of Orlando Condominium Finance Co. LLC/The, 5.500%, 5/15/2031	8/30/2006	(g)	$361,000	328,396	241,870

				$8,269,246	$5,411,931

(a)	Purchased on various dates beginning 7/12/2007.
(b)	Purchased on various dates beginning 5/21/2012.
(c)	Purchased on various dates beginning 4/25/2011.
(d)	Purchased on various dates beginning 6/3/2011.
(e)	Purchased on various dates beginning 4/4/2007.
(f)	Purchased on various dates beginning 12/6/2012.
(g)	Purchased on various dates beginning 8/30/2006.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of May 30, 2014, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By
/s/ John C. Swhear
John C. Swhear, President

Date        5/30/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ John C. Swhear
John C. Swhear, President

Date        5/30/14

By
/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date        5/30/14